Investments Accounted for Using the Equity Method (Tables)	12 Months Ended
Mar. 31, 2020
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Equity in Affiliates and Joint Ventures
Honda’s equity in affiliates and joint ventures as of March 31, 2019 and 2020 is as follows:

	Yen (millions)
	2019	2020
Investments accounted for using the equity method:
Affiliates	¥382,706	¥378,012
Joint ventures	330,333	277,463

Total	¥713,039	¥655,475

Honda’s equity of undistributed earnings:
Affiliates	¥294,532	¥293,489
Joint ventures	249,284	222,061

Total	¥543,816	¥515,550

Share of Comprehensive Income of Affiliates and Joint Ventures
Honda’s share of comprehensive income of affiliates and joint ventures for the years ended March 31, 2018, 2019 and 2020 is as follows:

	Yen (millions)
	2018	2019	2020
Profit for the year:
Affiliates	¥45,501	¥43,137	¥(434)
Joint ventures	202,142	185,690	164,637

Total	¥247,643	¥228,827	¥164,203

Other comprehensive income:
Affiliates	¥4,983	¥(13,150)	¥(5,758)
Joint ventures	7,325	(8,534)	(26,185)

Total	¥12,308	¥(21,684)	¥(31,943)

Comprehensive income for the year:
Affiliates	¥50,484	¥29,987	¥(6,192)
Joint ventures	209,467	177,156	138,452

Total	¥259,951	¥207,143	¥132,260

Summarized Financial Information
Summarized financial information of Dongfeng Honda Automobile Co., Ltd. as of March 31, 2019 and 2020 is as follows:

	Yen (millions)
	2019	2020
Current assets	¥513,364	¥347,462
Non-current assets	195,806	196,439

Total assets	709,170	543,901

Current liabilities	369,119	316,519
Non-current liabilities	42,264	28,229

Total liabilities	411,383	344,748

Total equity	¥297,787	¥199,153

Honda’s share of total equity (50%)	148,893	99,577
Equity method adjustments	(1,310)	(1,204)

Carrying amount of its interest in the joint venture	¥147,583	¥98,373

Cash and cash equivalents included in current assets	¥201,698	¥246,736
Financial liabilities (excluding trade payables and provisions) included in current liabilities	4,628	67,414

Summarized financial information of Dongfeng Honda Automobile Co., Ltd. for the years ended March 31, 2018, 2019 and 2020 is as follows:

	Yen (millions)
	2018	2019	2020
Sales revenue	¥1,695,603	¥1,696,651	¥1,516,160
Interest income	8,998	6,190	8,019
Depreciation and amortization	16,001	16,091	18,870
Income tax expense	60,295	58,504	48,622
Profit for the year	185,604	176,787	130,327
Other comprehensive income	11,586	(8,354)	(21,100)

Comprehensive income for the year	¥197,190	¥168,433	¥109,227

Comprehensive income for the year (50%)	98,595	84,217	54,614
Equity method adjustments	842	56	53

Honda’s share of comprehensive income for the year	¥99,437	¥84,273	¥54,667

Dividend from the joint venture to Honda	¥75,407	¥70,788	¥72,760

Combined Financial Information of Affiliates and Joint Ventures
Combined financial information in respect of affiliates as of March 31, 2019 and 2020, and for the years ended March 31, 2018, 2019 and 2020 is as follows:

	Yen (millions)
For the year ended March 31, 2018	Motorcycle Business	Automobile Business	Life Creation and Other Businesses	Total
Sales revenue	¥168,229	¥2,589,380	¥6,777	¥2,764,386
Profit for the year	11,115	99,119	1,001	111,235

	Yen (millions)
As of and for the year ended March 31, 2019	Motorcycle Business	Automobile Business	Life Creation and Other Businesses	Total
Current assets	¥53,449	¥1,143,390	¥8,897	¥1,205,736
Non-current assets	31,464	1,069,087	22,821	1,123,372

Total assets	84,913	2,212,477	31,718	2,329,108

Current liabilities	24,307	594,494	2,751	621,552
Non-current liabilities	4,414	216,199	1,168	221,781

Total liabilities	28,721	810,693	3,919	843,333

Total equity	¥56,192	¥1,401,784	¥27,799	¥1,485,775

Sales revenue	¥170,750	¥2,657,023	¥7,004	¥2,834,777
Profit for the year	8,654	143,833	766	153,253

	Yen (millions)
As of and for the year ended March 31, 2020	Motorcycle Business	Automobile Business	Life Creation and Other Businesses	Total
Current assets	¥49,706	¥1,146,286	¥10,010	¥1,206,002
Non-current assets	28,071	1,083,789	21,565	1,133,425

Total assets	77,777	2,230,075	31,575	2,339,427

Current liabilities	21,337	587,533	2,681	611,551
Non-current liabilities	3,844	224,505	1,136	229,485

Total liabilities	25,181	812,038	3,817	841,036

Total equity	¥52,596	¥1,418,037	¥27,758	¥1,498,391

Sales revenue	¥160,557	¥2,505,819	¥7,342	¥2,673,718
Profit for the year	8,094	69,339	914	78,347

Combined financial information in respect of joint ventures as of March 31, 2019 and 2020, and for the years ended March 31, 2018, 2019 and 2020 is as follows:

	Yen (millions)
For the year ended March 31, 2018	Motorcycle Business	Automobile Business	Life Creation and Other Businesses	Total
Sales revenue	¥701,676	¥3,835,476	¥5,151	¥4,542,303
Profit for the year	56,733	347,661	337	404,731

	Yen (millions)
As of and for the year ended March 31, 2019	Motorcycle Business	Automobile Business	Life Creation and Other Businesses	Total
Current assets	¥210,818	¥1,179,520	¥3,112	¥1,393,450
Non-current assets	119,749	377,019	683	497,451

Total assets	330,567	1,556,539	3,795	1,890,901

Current liabilities	192,951	929,071	1,039	1,123,061
Non-current liabilities	10,842	81,316	873	93,031

Total liabilities	203,793	1,010,387	1,912	1,216,092

Total equity	¥126,774	¥546,152	¥1,883	¥674,809

Sales revenue	¥746,385	¥3,819,913	¥5,907	¥4,572,205
Profit for the year	54,230	316,491	433	371,154

	Yen (millions)
As of and for the year ended March 31, 2020	Motorcycle Business	Automobile Business	Life Creation and Other Businesses	Total
Current assets	¥201,170	¥867,758	¥3,592	¥1,072,520
Non-current assets	114,106	373,274	661	488,041

Total assets	315,276	1,241,032	4,253	1,560,561

Current liabilities	181,772	766,635	1,190	949,597
Non-current liabilities	11,483	49,058	648	61,189

Total liabilities	193,255	815,693	1,838	1,010,786

Total equity	¥122,021	¥425,339	¥2,415	¥549,775

Sales revenue	¥791,250	¥3,483,024	¥6,413	¥4,280,687
Profit for the year	63,819	264,216	568	328,603